COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Expense	$ 33,750
Right of use asset		$ 28,676	$ 58,914
Current lease liabilities		10,757	41,618
Non-current lease liabilities		$ 14,723	$ 14,723